Basis of Presentation and Summary of Significant Accounting Policies - Net Income Per Share of Common Stock (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Number of shares excluded calculation of diluted net income (loss) because their inclusion would be anti-dilutive				14,558,333		14,558,333
Denominator:
Basic and diluted net income (loss)			$ 0.00			$ 0.07
Class A common stock
Numerator:
Allocation of net income - basic	$ (2,203,939)	$ 5,219,653		$ 3,597,487	$ 1,947,214	$ 2,136,906
Allocation of net income - diluted	$ (2,203,939)	$ 5,219,653		$ 3,597,487	$ 1,947,214	$ 2,132,523
Denominator:
Basic weighted average common stock outstanding	34,500,000	34,500,000		34,500,000	31,087,912	31,947,945
Diluted weighted average common stock outstanding	34,500,000	34,500,000	0	34,500,000	31,087,912	31,947,945
Basic and diluted net income (loss)	$ (0.06)	$ 0.15	$ 0	$ 0.10	$ 0.06	$ 0.07
Basic and diluted net income (loss)	$ (0.06)	$ 0.15	$ 0	$ 0.10	$ 0.06	$ 0.07
Class B common stock
Numerator:
Allocation of net income - basic	$ (550,985)	$ 1,304,913	$ (1,892)	$ 899,372	$ 533,264	$ 571,335
Allocation of net income - diluted	$ (550,985)	$ 1,304,913	$ (1,892)	$ 899,372	$ 533,264	$ 575,718
Denominator:
Basic weighted average common stock outstanding	8,625,000	8,625,000	7,500,000	8,625,000	8,513,736	8,541,781
Diluted weighted average common stock outstanding	8,625,000	8,625,000	7,500,000	8,625,000	8,625,000	8,625,000
Basic and diluted net income (loss)	$ (0.06)	$ 0.15	$ 0.00	$ 0.10	$ 0.06	$ 0.07
Basic and diluted net income (loss)	$ (0.06)	$ 0.15	$ 0.00	$ 0.10	$ 0.06	$ 0.07